Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
At amortized cost	€ 255,322	€ 268,817	€ 186,140
Fair value through PL	6,713	0
Total book value	262,035	268,817	186,140
Total fair value	186,158	295,442	269,702
Borrowings [Member]
Disclosure of financial liabilities [line items]
At amortized cost	137,960	213,128	159,610
Fair value through PL	0	0
Total book value	137,960	213,128	159,610
Total fair value	98,709	271,370	257,075
Non-current lease liabilities [Member]
Disclosure of financial liabilities [line items]
At amortized cost	30,402	26,097	12,077
Fair value through PL	0	0
Total book value	30,402	26,097	12,077
Current lease liabilities [Member]
Disclosure of financial liabilities [line items]
At amortized cost	6,224	5,520	1,826
Fair value through PL	0	0
Total book value	6,224	5,520	1,826
Trade and other payables [Member]
Disclosure of financial liabilities [line items]
At amortized cost	41,280	24,072	12,627
Fair value through PL	0	0
Total book value	41,280	24,072	12,627
Total fair value	41,280	€ 24,072	€ 12,627
Warrant Liabilities [Member]
Disclosure of financial liabilities [line items]
At amortized cost	0
Fair value through PL	6,713
Total book value	6,713
Total fair value	6,713
Other Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
At amortized cost	39,456
Fair value through PL	0
Total book value	39,456
Total fair value	€ 39,456